EXPLORATION AND EVALUATION EXPENSES (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Exploration And Evaluation Expenses
Wages and benefits	$ 974	$ 428	$ 2,563	$ 1,417
Share-based compensation	172	1	376	192
Engineering	32	890	1,834	3,110
Professional fees	3	38	130	370
Materials, consumables, and supplies	401	510	880	1,152
Subcontracting	493	341	1,134	1,114
Geology and drilling	21	104	135	298
Utilities	139	4	311	238
Depreciation and amortization	57	89	164	275
Other	55	49	131	216
Grants		(164)	(36)	(164)
Tax credits	(217)	(425)	(485)	(1,223)
Exploration and evaluation expenses	$ 2,130	$ 1,865	$ 7,137	$ 6,995